RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2013
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS
3.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In December 2011, the Financial Accounting Standards Board ("FASB") amended guidance on disclosures about offsetting assets and liabilities. The amendments require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The amendments will enhance disclosures required by US GAAP by requiring improved information about financial instruments and derivative instruments that are either offset or subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with US GAAP. This information will enable users of an entity's financial statements to evaluate the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of netting arrangements on an entity's financial position, including the effect or potential effect of rights of set-off associated with certain financial instruments and derivative instruments in the scope of this update. The amendments will be required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The effect of this to the Partnership's interim consolidated financial statements is included in note 8.

In July 2012, the FASB amended disclosure requirements relating to testing indefinite-lived intangible assets for impairment. The amendments no longer require entities to disclose the quantitative information about significant unobservable inputs used in fair value measurements categorized within Level 3 of the fair value hierarchy that relate to the financial accounting and reporting for an indefinite-lived intangible asset after its initial recognition. The amendment is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

In October 2012, the FASB amended several disclosure requirements of the FASB Accounting Standards Codification relating to investments, consolidation, accounting changes and error corrections, inventory, retirement benefits for defined benefit plans, financial instruments and balance sheet. The amendments are effective for fiscal periods beginning after December 15, 2012. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

In February 2013, further guidance was provided relating to the reporting of the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income. Under the updated guidance, the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income shall be shown, in one location, either on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The amendment did not have a material impact on the Partnership’s consolidated financial statements.

New accounting standards not yet adopted

In February 2013, the FASB issued guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, including debt arrangements, other contractual obligations and settled litigation and judicial rulings. The guidance requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Partnership is evaluating the impact of the adoption of this amended guidance but does not expect it to have a material impact on its consolidated financial statements.